3. SIGNIFICANT ACCOUNTING POLICIES: j) Financial instruments (Policies)	12 Months Ended
Dec. 31, 2018
Policies
j) Financial instruments

j)     Financial instruments

Adoption of IFRS 9 – Financial Instruments

On January 1, 2018, the Company adopted IFRS 9 in accordance with the transitional provisions of the standard. IFRS 9 uses a single approach to determine whether a financial asset is classified and measured at amortized cost or fair value, replacing the multiple rules in IAS 39, Financial Instruments: Recognition and Measurement. Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward in IFRS 9, so the Company’s accounting policy with respect to financial liabilities is unchanged. The change did not impact the carrying value of any of the Company’s financial assets on the transition date.

The following financial assets are classified as subsequently measured at amortized cost under both IAS 39 and IFRS 9 - cash, restricted cash, due from optionees, certain other receivables and property deposits.

The following financial liabilities are classified as subsequently measured at amortized cost under both IAS 39 and IFRS 9 – funds held for optionees, accounts payable and accrued liabilities, accounts payable owed by optionees, due to related parties and long-term loan.

The classification of financial assets is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial asset. Transaction costs with respect to financial instruments classified as fair value through profit or loss are recognized as an adjustment to the cost of the underlying instruments.

The Company’s financial assets are classified into one of the following two measurement categories:

Financial assets held within a business model for the purpose of collecting contractual cash flows (“held to collect”) that represent solely payments of principal and interest (“SPPI”) are measured at amortized cost. Financial assets held within a business model where assets are both held for the purpose of collecting contractual cash flows or sold prior to maturity and the contractual cash flows represent solely payments of principal and interest are measured at FVPL.